Revenue from contracts with customers	12 Months Ended
Mar. 31, 2021
Disclosure Of Revenue From Contracts With Customers [Abstract]
Revenue from contracts with customers	Revenue from contracts with customers
The disaggregation of the Company’s revenue from contracts with customers was as follows:

	2021	2020
	$	$

Subscription revenue	119,323	78,796
Transaction-based revenue	82,951	28,075
Hardware and other revenue	19,454	13,766

Total revenue from contracts with customers	221,728	120,637
The Company discloses revenue by geographic area in note 30.
Contract assets
The amount of amortization of commission assets recognized as sales and marketing expense in the fiscal year ended March 31, 2021 is $6,183 (2020 – $6,226).
The Company recorded a contract asset for discounts provided to merchants at the inception of a contract of $1,631 included in other current assets and $2,238 included in other long-term assets as at March 31, 2021, with $736 being amortized into subscription revenue for the fiscal year ended March 31, 2021 (2020 – $365 and $703 with $55 being amortized, respectively).
Contract liabilities
Revenue recognized that was included in the deferred revenue balance at the beginning of the years ended March 31, 2021 and 2020 is $36,622 and $32,317, respectively.